UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004 (Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31 Date of reporting period: September 30, 2004

ITEM 1.        SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

SALOMON BROTHERS SERIES FUNDS INC,

ALL CAP VALUE FUND BALANCED FUND INTERNATIONAL EQUITY FUND LARGE CAP GROWTH FUND SMALL CAP GROWTH FUND

FORM N-Q SEPTEMBER 30, 2004

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 94.5%
CONSUMER DISCRETIONARY — 13.9%
Auto Components — 0.4%
1,100	BorgWarner, Inc.	$47,619

Hotels, Restaurants & Leisure — 1.5%
3,900	Carnival Corp.	184,431

Household Durables — 0.8%
6,000	Fleetwood Enterprises, Inc. (a)	91,080

Leisure Equipment & Products — 2.1%
6,800	Hasbro, Inc.	127,840
6,600	Mattel, Inc.	119,658

		247,498

Media — 7.6%
6,400	Comcast Corp., Special Class A Shares (a)	178,688
16,300	Liberty Media Corp., Series A Shares (a)	142,136
3,900	The News Corp. Ltd., Sponsored ADR (b)	128,193
12,600	Time Warner Inc. (a)	203,364
3,300	Viacom Inc., Class B Shares	110,748
5,700	The Walt Disney Co.	128,535

		891,664

Specialty Retail — 1.3%
3,800	The Home Depot, Inc.	148,960

Textiles & Apparel — 0.2%
2,800	Tommy Hilfiger Corp. (a)	27,636

	TOTAL CONSUMER DISCRETIONARY	1,638,888

CONSUMER STAPLES — 0.9%
Food & Drug Retailing — 0.9%
5,700	Safeway Inc. (a)	110,067

ENERGY — 4.4%
Energy Equipment & Services — 1.1%
4,400	Global SantaFe Corp.	134,860

Oil & Gas — 3.3%
2,900	Anadarko Petroleum Corp.	192,444
3,600	Chevron Texaco Corp.	193,104

		385,548

	TOTAL ENERGY	520,408

FINANCIALS — 18.7%
Banks — 1.9%
3,000	The Bank of New York Co., Inc.	87,510
17	Mitsubishi Tokyo Financial Group, Inc.	141,776

		229,286

See Notes to Schedule of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Diversified Financials — 6.5%
3,800	American Express Co.	$195,548
5,440	JP Morgan Chase & Co.	216,131
2,400	MBNA Corp.	60,480
2,600	Merrill Lynch & Co., Inc.	129,272
1,300	Morgan Stanley	64,090
2,200	State Street Corp.	93,962

		759,483

Insurance — 10.3%
2,000	Ambac Financial Group, Inc.	159,900
2,500	American International Group, Inc.	169,975
2,600	The Chubb Corp.	182,728
17,900	CNA Surety Corp. (a)	189,740
1,400	The Hartford Financial Services Group, Inc.	86,702
2,200	MGIC Investment Corp.	146,410
1,900	Marsh & McLennan Cos., Inc.	86,944
600	The PMI Group, Inc.	24,348
3,600	Radian Group Inc.	166,428

		1,213,175

	TOTAL FINANCIALS	2,201,944

HEALTHCARE — 12.4%
Biotechnology — 2.1%
1,100	Amgen Inc. (a)	62,348
15,500	Aphton Corp. (a)	55,800
5,850	Enzo Biochem, Inc. (a)(b)	87,750
6,100	Genelabs Technologies, Inc. (a)	15,921
8,700	XOMA Ltd. (a)(b)	20,184

		242,003

HealthCare Providers & Services — 1.0%
4,400	McKesson Corp.	112,860

Pharmaceuticals — 9.3%
5,400	Abbott Laboratories	228,744
6,000	Bentley Pharmaceuticals, Inc. (a)(b)	63,540
3,500	GlaxoSmithKline PLC, ADR	153,055
3,600	Johnson & Johnson	202,788
4,300	Merck & Co., Inc.	141,900
5,600	Pfizer Inc.	171,360
3,700	Wyeth	138,380

		1,099,767

	TOTAL HEALTHCARE	1,454,630

INDUSTRIALS — 9.2%
Aerospace & Defense — 2.8%
1,900	The Boeing Co.	98,078
6,100	Raytheon Co.	231,678

		329,756

See Notes to Schedule of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Airlines — 1.1%
2,100	AMR Corp. (a)(b)	$15,393
2,400	Continental Airlines, Inc., Class B Shares (a)(b)	20,448
2,100	Frontier Airlines, Inc. (a)	16,128
2,300	Northwest Airlines Corp. (a)(b)	18,883
4,400	Southwest Airlines Co.	59,928

		130,780

Commercial Services & Supplies — 1.7%
3,800	Sabre Holdings Corp., Class A Shares	93,214
3,700	Waste Management, Inc.	101,158

		194,372

Construction & Engineering — 0.4%
1,400	Chicago Bridge & Iron Company N.V., NY Shares	41,986

Electrical Equipment — 1.0%
2,000	Emerson Electric Co.	123,780

Industrial Conglomerates — 1.2%
3,500	Honeywell International Inc.	125,510
1,700	Hutchinson Whampoa	13,298

		138,808

Machinery — 1.0%
1,500	Caterpillar Inc.	120,675

	TOTAL INDUSTRIALS	1,080,157

INFORMATION TECHNOLOGY — 17.2%
Communications Equipment — 4.5%
6,600	3Com Corp. (a)	27,852
38,700	Lucent Technologies Inc. (a)(b)	122,679
12,500	Motorola, Inc.	225,500
10,800	Nokia Oyj, Sponsored ADR	148,176

		524,207

Computers & Peripherals — 1.4%
3,700	Electronics for Imaging, Inc. (a)	60,088
1,200	International Business Machines Corp.	102,888
1,300	Socket Communications, Inc. (a)(b)	3,094

		166,070

Electronic Equipment & Instruments — 2.5%
6,700	Agilent Technologies, Inc. (a)	144,519
30,200	Solectron Corp. (a)	149,490

		294,009

Internet Software & Services — 0.6%
800	IAC/InterActiveCorp (a)	17,616
11,600	RealNetworks, Inc. (a)(b)	54,056

		71,672

IT Consulting & Services — 1.9%
4,800	SunGard Data Systems Inc. (a)	114,096
10,500	Unisys Corp. (a)	108,360

		222,456

See Notes to Schedule of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Office Electronics — 0.5%
4,900	IKON Office Solutions, Inc.	$58,898

Semiconductor Equipment & Products — 3.9%
6,800	Intel Corp.	136,408
17,969	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	128,299
9,000	Texas Instruments Inc.	191,520

		456,227

Software — 1.9%
800	Actuate Corp. (a)	2,824
11,900	Micromuse Inc. (a)	43,792
6,500	Microsoft Corp.	179,725

		226,341

	TOTAL INFORMATION TECHNOLOGY	2,019,880

MATERIALS — 13.4%
Chemicals — 4.7%
2,800	Cabot Corp.	107,996
8,900	Crompton Corp.	84,461
3,600	The Dow Chemical Co.	162,648
6,800	Engelhard Corp.	192,780

		547,885

Containers & Packaging — 1.1%
7,000	Smurfit-Stone Container Corp. (a)	135,590

Metals & Mining — 4.7%
5,400	Alcoa Inc.	181,386
1,700	Allegheny Technologies Inc.	31,025
3,700	Brush Engineered Materials, Inc. (a)	76,627
4,200	Newmont Mining Corp.	191,226
3,300	RTI International Metals, Inc. (a)	63,921
1,400	WGI Heavy Minerals, Inc. (a)	7,159

		551,344

Paper & Forest Products — 2.9%
4,600	Georgia-Pacific Corp.	165,370
2,700	Weyerhaeuser Co.	179,496

		344,866

	TOTAL MATERIALS	1,579,685

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 1.9%
5,000	Nippon Telegraph and Telephone Corp., ADR	99,900
5,000	SBC Communications Inc.	129,750

		229,650

Wireless Telecommunication Services — 1.3%
6,200	Vodafone Group PLC, Sponsored ADR	149,482

	TOTAL TELECOMMUNICATION SERVICES	379,132

See Notes to Schedule of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

UTILITIES — 1.2%
Electric Utilities — 0.2%
5,300	Calpine Corp. (a)(b)	$15,370

Multi-Utilities — 1.0%
10,000	The Williams Cos., Inc.	121,000

	TOTAL UTILITIES	136,370

	TOTAL COMMON STOCK (Cost — $ 10,323,936)	11,121,161

RIGHTS	SECURITY	VALUE

RIGHTS — 0.0+%
TELECOMMUNICATION SERVICES — 0.0+%
Wireless Telecommunication Services — 0.0+%
22	Hutchinson Telecom International (a) (Cost — $0)	—

FACE
AMOUNT

REPURCHASE AGREEMENT — 5.9%
$692,000	Bank of America Securities LLC dated 9/30/04, 1.830% due 10/1/04;
	Proceeds at maturity — $692,035; (Fully collateralized by various U.S. Government
	obligations and agencies, 0.00% through 6.625%, due 2/14/05 through 10/15/14;
	Market value — $705,840)
	(Cost — $692,000)	692,000

	TOTAL INVESTMENTS — 100.4% (Cost — $11,015,936*)	11,813,161
	Liabilities in Excess of Other Assets — (0.4)%	(49,949)

	TOTAL NET ASSETS — 100.0%	$11,763,212

LOANED SECURITIES COLLATERAL
560,075	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $560,075)	$560,075

(a)    Non-income producing security.

(b)    All or a portion of this security is on loan.

+      Amount represents less then 0.1%.

*      Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 47.9%
CONSUMER DISCRETIONARY — 7.4%
Hotels, Restaurants & Leisure — 0.2%
6,000	McDonald’s Corp.	$168,180

Media — 4.6%
17,270	Comcast Corp. (a)	487,705
120,103	UnitedGlobalCom, Inc. (a)	897,169
87,200	The News Corp. Ltd., Sponsored ADR	2,731,976
56,400	Time Warner Inc. (a)	910,296
14,700	Viacom Inc. (b)	499,800

		5,526,946

Multiline Retail — 1.4%
32,000	Wal-mart Stores Inc.	1,702,400

Specialty Retail — 1.2%
35,900	The Home Depot, Inc.	1,407,280

	TOTAL CONSUMER DISCRETIONARY	8,804,806

CONSUMER STAPLES — 2.7%
Beverages — 1.5%
13,000	The Coca-Cola Co.	520,650
25,600	PepsiCo, Inc.	1,245,440

		1,766,090

Food & Drug Retailing — 0.4%
28,868	FHC Delaware Inc. (a)(c)	137,123
16,900	Safeway Inc. (a)	326,339

		463,462

Household Products — 0.4%
9,500	Colgate-Palmolive Co.	429,210

Personal Products — 0.4%
12,400	Avon Products, Inc.	541,632

	TOTAL CONSUMER STAPLES	3,200,394

ENERGY — 4.4%
Energy Equipment & Services — 1.2%
35,000	Halliburton Co.	1,179,150
4,000	Schlumberger Ltd.	269,240

		1,448,390

Oil & Gas — 3.2%
10,000	BP Amoco PLC	575,300
7,000	ChevronTexaco Corp.	375,480
33,000	Exxon Mobil Corp.	1,594,890
6,000	Royal Dutch Petroleum Co., NY Shares	309,600
30,000	Suncor Energy, Inc.	960,300

		3,815,570

	TOTAL ENERGY	5,263,960

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE

FINANCIALS — 13.9%
Banks — 1.9%
18,000	Bank of America Corp.	$779,940
52,400	Bank of New York Co., Inc.	1,528,508

		2,308,448

Diversified Financials — 3.1%
12,500	American Express Co.	643,250
47,500	JPMorgan Chase & Co.	1,887,175
22,700	Merrill Lynch & Co. Inc.	1,128,644

		3,659,069

Insurance — 3.3%
19,600	American International Group, Inc.	1,332,604
466	Berkshire Hathaway Inc., Class B Shares (a)(d)	1,337,886
18,000	The Chubb Corp.	1,265,040

		3,935,530

Real Estate — 5.6%
33,500	Arden Realty, Inc.	1,091,430
35,000	Bedford Property Investors, Inc.	1,061,900
27,000	Brandywine Realty Trust	768,960
33,500	Duke-Weeks Realty Corp.	1,112,200
42,000	New Plan Excel Realty Trust	1,050,000
18,000	Prentiss Properties Trust	648,000
35,000	Reckson Associates Realty Corp.	1,006,250

		6,738,740

	TOTAL FINANCIALS	16,641,787

HEALTHCARE — 4.6%
HealthCare Equipment & Supplies — 0.4%
6,000	Bausch & Lomb Inc.	398,700

Pharmaceuticals — 4.2%
16,300	Johnson & Johnson	918,179
8,000	Merck & Co., Inc.	264,000
87,534	Pfizer Inc.	2,678,540
15,500	Schering Plough Corp.	295,430
23,500	Wyeth	878,900

		5,035,049

	TOTAL HEALTHCARE	5,433,749

INDUSTRIALS — 3.7%
Air Freight & Couriers — 0.4%
6,200	United Parcel Services, Inc., Class B Shares	470,704

Commercial Services & Supplies — 0.0%
4,310	ContinentalAFA Dispensing Co. (a)(c)	23,705

Industrial Conglomerates — 2.4%
87,100	General Electric Co.	2,924,818

Road & Rail — 0.9%
21,000	Canadian National Railway Co.	1,018,500

	TOTAL INDUSTRIALS	4,437,727

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 7.1%
Communications Equipment — 1.4%
94,000	Motorola, Inc.	$1,695,760

Computers & Peripherals — 3.2%
2,028	Axiohm Transaction Solution, Inc. (a)(c)	—
60,522	Hewlett-Packard Co.	1,134,788
31,000	International Business Machines Corp.	2,657,940

		3,792,728

Semiconductor Equipment & Products — 1.2%
45,200	Intel Corp.	906,712
25,000	Texas Instruments Inc.	532,000

		1,438,712

Software — 1.3%
58,200	Microsoft Corp.	1,609,230

	TOTAL INFORMATION TECHNOLOGY	8,536,430

MATERIALS — 0.9%
Chemicals — 0.1%
5,341	Monsanto Co.	194,519

Metals & Mining — 0.8%
27,900	Alcoa Inc.	937,161

	TOTAL MATERIALS	1,131,680

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 3.2%
7,909	NTL Inc. (a)	490,912
59,100	SBC Communications Inc.	1,533,645
44,160	Verizon Communications Inc.	1,739,021

	TOTAL TELECOMMUNICATION SERVICES	3,763,578

	TOTAL COMMON STOCKS (Cost — $51,839,388 )	57,214,111

PREFERRED STOCK — 0.0%

ENERGY — 0.0%
Oil & Gas — 0.0%
	TCR Holding Corp.: (a)(c)
321	Class B Shares	—
177	Class C Shares	—
466	Class D Shares	—
964	Class E Shares	2

	TOTAL ENERGY	2

INFORMATION TECHNOLOGY — 0.0%
Internet Software & Services — 0.0%
2,716	PTV, Inc., 10.000% Redeemable (b)(c)	14,259

	TOTAL PREFERRED STOCK (Cost — $0)	14,261

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE

CONVERTIBLE PREFERRED STOCK — 2.3%
FINANCIALS — 1.8%
Banks — 0.9%
10,000	Commerce Capital Trust II, 5.950% Trust Preferred Securities	$597,500
10,000	Sovereign Capital Trust IV, 4.375% Contingent Trust PIERS SM	486,250

		1,083,750

Diversified Financials — 0.4%
10,000	Capital One Financial Corp., 6.25% Upper DECS	529,400

Real Estate — 0.5%
10,000	Host Marriott Financial Trust, 6.750% QUIPS SM	530,250

	TOTAL FINANCIALS	2,143,400

UTILITIES — 0.5%
Gas Utilities — 0.5%
10,000	Southern Union Co., 5.75% Equity Units	643,752

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $2,779,392)	2,787,152

RIGHTS

RIGHTS — 0.0%
FINANCIALS — 0.0%
Diversified Financials — 0.0%
229,655	ContiFinancial Corp., Units of Interest (Represent interests in the
	liquidation of Contifinancial Corp and its affiliates)(a)(c)(Cost — $3,063)	4,593

FACE
AMOUNT

CORPORATE BONDS — 12.7%
CONSUMER DISCRETIONARY — 2.7%
Automobiles — 0.6%
	Ford Motor Co.:
$200,000	7.875% due 6/15/10	223,330
150,000	7.450% due 7/16/31	147,500
350,000	Johnson Controls Inc., 5.000% due 11/15/06	364,115

		734,945

Distributors — 0.2%
250,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08 (b)	217,500

Hotels, Restaurants & Leisure — 0.3%
225,000	Carnival Corp., 3.750% due 11/15/07	226,228
150,000	Park Place Entertainment Corp., 7.875% due 12/15/05	158,250

		384,478

Household Goods — 0.3%
300,000	MDC Holdings Inc., 5.500% due 5/15/13	305,436

Media — 0.8%
300,000	AT&T Broadband Corp., 8.375% due 3/15/13	363,868
200,000	CSC Holdings, Inc., 10.500% due 5/15/16	228,000
350,000	Time Warner, Inc., 7.625% due 4/15/31	404,087

		995,955

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Specialty Retail — 0.5%
$400,000	Cintas Corp. 6.000% due 6/1/12	$439,941
115,000	Cole National Group Inc., 8.625% due 8/15/07	117,588

		557,529

Textiles & Apparel — 0.0%
25,000	Levi Strauss & Co., 7.000% due 11/1/06	25,125

	TOTAL CONSUMER DISCRETIONARY	3,220,968

CONSUMER STAPLES — 0.7%
Food & Drug Retailing — 0.2%
200,000	Safeway Inc., 7.250% due 2/1/31	222,990

Food Products — 0.2%
200,000	Kellogg Co., 6.600% due 4/1/11	225,504

Multiline Retail — 0.3%
375,000	Wal-Mart Stores Inc., 6.875% due 8/10/09	425,735

	TOTAL CONSUMER STAPLES	874,229

ENERGY — 1.0%
Equipment & Services — 0.3%
275,000	Precision Drilling Corp., 5.625% due 6/1/14	288,360

Oil & Gas — 0.7%
275,000	Tosco Corp., 8.125% due 2/15/30	360,015
175,000	Valero Energy Corp., 7.500% due 4/15/32	205,245
275,000	XTO Energy Inc., 4.900% due 2/1/14	273,863

		839,123

	TOTAL ENERGY	1,127,483

FINANCIALS — 4.5%
Banks — 0.3%
375,000	Bank One Corp., 6.875% due 8/1/06	401,837

Commercial Banks — 0.3%
250,000	Standard Chartered Bank, 8.000% due 5/30/31(e)	314,288

Consumer Finance — 0.5%
300,000	SLM Corp., 1.290% due 1/25/07	300,398
250,000	Webster Bank, 5.875% due 1/15/13	262,171

		562,569

Diversified Financials — 2.2%
225,000	Capital One Bank, 5.750% 9/15/10	240,167
400,000	CIT Group Inc., 7.750% due 4/2/12	474,074
400,000	General Electric Capital Corp., 1.979% due 6/22/07	400,444
200,000	General Motors Corp., 6.875% due 9/15/11	210,094
320,000	Household Finance Corp., 8.000% due 7/15/10	378,681
375,000	Lehman Brothers Holdings, 7.000% due 2/1/08	414,151
425,000	Morgan Stanley, 4.750% due 4/1/14	412,207
140,000	Textron Financial Corp., 2.750% due 6/1/06	139,387

		2,669,205

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Insurance — 0.4%
$225,000	Unitrin Inc., 4.875% due 11/1/10	$223,686
300,000	Infinity Property & Casualty Corp., 5.500% due 2/18/14	297,922

		521,608

Real Estate — 0.2%
150,000	Boston Properties Ltd., 6.250% due 1/15/13	162,101
57,000	HMH Properties, 7.875% due 8/1/08	58,924

		221,025

Thrifts & Mortgage Finance — 0.6%
150,000	Astoria Financial Corp., 5.750% due 10/15/12	155,576
375,000	Countrywide Home Loans Inc., 4.000% due 3/22/11	364,697
175,000	Independence Community Bank Corp., 3.500% due 6/20/13	169,744

		690,017

	TOTAL FINANCIALS	5,380,549

HEALTHCARE — 1.1%
HealthCare Providers & Service — 0.8%
225,000	HCA Healthcare Co., 7.125% due 6/1/06	237,466
450,000	United Health Group Inc., 4.125% due 8/15/09	453,732
250,000	Wellpoint Health Networks Inc., 6.375% due 6/15/06	263,794

		954,992

Pharmaceutials — 0.3%
325,000	Wyeth, 5.500% due 3/15/13	332,141

	TOTAL HEALTHCARE	1,287,133

INDUSTRIALS — 1.1%
Aerospace & Defence — 0.2%
250,000	GoodRich Corp., 7.500% due 4/15/08	279,606

Building Products — 0.2%
225,000	Masco Corp., 6.500% due 8/15/32 (c)	243,495

Commercial Services & Supplies — 0.4%
400,000	International Lease Financial Corp., 4.375 due 11/1/09	403,704

Marine — 0.0%
200,000	The Holt Group, 9.750% due 1/15/06 (c)(f)	—

Road & Rail — 0.3%
350,000	Union Pacific Railroad Co., 5.404% due 7/2/25	360,845

	TOTAL INDUSTRIALS	1,287,650

MATERIALS — 0.3%
Paper & Forest Products — 0.2%
225,000	Domtar Inc., 5.375% due 12/1/13	223,395

Metals & Mining — 0.1%
175,000	WMC Finance USA Ltd., 5.125% due 5/15/13	176,579

	TOTAL MATERIALS	399,974

TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.5%
325,000	Sprint Capital Corp., 8.375% due 3/15/12	394,183
225,000	Telecom Italia Capital, 5.250% due 11/15/13 (e)	229,658

		623,841

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Wireless Telecommunication Services — 0.2%
$200,000	AT&T Wireless Services, Inc., 8.750% due 3/1/31	$263,399

	TOTAL TELECOMMUNICATION SERVICES	887,240

UTILITIES — 0.6%
Multi-Utilities — 0.6%
250,000	Calpine Corp., 8.750% due 7/15/07 (b)	199,375
200,000	Dominion Resources Inc., 6.250% due 6/30/12	217,542
300,000	United Utilities PLC, 4.550% due 6/19/18	274,308

		691,225

	TOTAL CORPORATE BONDS (Cost — $15,065,577)	15,156,451

CONVERTIBLE CORPORATE BONDS — 3.4%
CONSUMER DISCRETIONARY — 0.6%
Multiline Retail — 0.6%
750,000	Costco Wholesale Corp., zero coupon due 8/19/17	712,500

ENERGY — 0.1%
Energy Equipment & Services — 0.1%
1,000,000	Friede Goldman Halter, Inc., 4.500% due 9/15/04 (f)	87,500

INDUSTRIALS — 1.0%
Commercial Services & Supplies — 0.5%
600,000	Allied Waste Industries Inc., 4.250% due 4/15/34	528,750

Machinery — 0.5%
500,000	Navistar International Corp., 2.500% due 12/15/07	639,375

	TOTAL INDUSTRIALS	1,168,125

HEALTHCARE — 0.9%
Healthcare Equipment & Supplies — 0.4%
500,000	Fisher Scientific International Inc., 3.250% due 3/1/24	539,375

Pharmaceuticals — 0.5%
750,000	Intermune Inc., 0.250% due 3/1/11(e)	601,875

	TOTAL HEALTHCARE	1,141,250

INFORMATION TECHNOLOGY — 0.8%
Communications Equipment — 0.4%
525,000	Nortel Networks Corp., 4.250% due 9/1/08	509,250

Software — 0.4%
500,000	i2 Technologies Inc., 5.250% due 12/15/06	467,500

	TOTAL INFORMATION TECHNOLOGY	976,750

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost — $4,866,753)	4,086,125

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT SECTOR — 30.4%
U.S. Treasury Obligations — 10.5%
	U.S. Treasury Bonds:
$1,425,000	6.125% due 8/15/29 (b)	$1,661,184
1,250,000	5.375% due 2/15/31 (b)	1,339,454
	U.S. Treasury Notes:
3,000,000	5.875% due 11/15/04 (b)	3,016,290
1,500,000	4.375% due 5/15/07 (b)	1,560,294
275,000	6.125% due 8/15/07	299,739
1,258,000	3.250% due 1/15/09 (b)	1,258,984
1,100,000	5.000% due 8/15/11 (b)	1,182,544
2,125,000	4.375% due 8/15/12 (b)	2,191,408

		12,509,897

U.S. Government Agencies — 19.9%
	Federal Home Loan Mortgage Corporation (FHLMC):
103,663	8.000% due 7/1/20	112,782
62,796	6.500% due 3/1/26	66,166
	Gold:
600,000	5.500%, 15 Year (g)(h)	619,687
1,000,000	5.000%, 30 Year (g)(h)	990,312
1,000,000	5.500%, 30 Year (g)(h)	1,013,750
2,500,000	6.000%, 30 Year (g)(h)	2,582,030
40,724	6.500% due 5/1/26	42,909
	Federal National Mortgage Association (FNMA):
2,600,000	5.500% due 2/15/06	2,704,460
3,450	6.500% due 10/1/10	3,658
1,000,000	6.250% due 2/1/11 (b)	1,105,522
14,203	6.500% due 10/1/11	15,066
31,624	6.500% due 4/1/13	33,535
48,490	6.500% due 5/1/13	51,420
55,893	6.500% due 7/1/13	59,270
119,403	9.000% due 1/1/24	133,632
3,280	7.000% due 9/1/25	3,495
8,127	6.500% due 12/1/25	8,564
	Federal National Mortgage Association (FNMA)
28,318	7.000% due 3/1/26	30,151
85,206	6.500% due 6/1/26	89,755
479,027	7.500% due 11/1/26	515,849
17,454	7.000% due 3/1/27	18,584
2,968	7.000% due 11/1/28	3,155
54,643	7.000% due 2/1/29	58,115
5,407	7.000% due 2/1/29	5,757
152,585	7.000% due 4/1/29	162,190
2,935	8.000% due 5/1/30	3,194
1,628	8.000% due 9/1/30	1,771
28,227	8.000% due 1/1/31	30,718
59,572	8.000% due 2/1/31	64,830
1,420,129	5.000% due 3/1/34	1,409,262

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

	Gold:
$1,100,000	4.500%, 15 Year (g)(h)	$1,096,218
1,900,000	5.000%, 15 Year (g)(h)	1,930,282
600,000	4.500%, 15 Year (g)(h)	577,875
4,500,000	5.500%, 30 Year (g)(h)	4,560,471
880,000	6.000%, 30 Year (g)(h)	910,250
2,200,000	6.500%, 30 Year (g)(h)	2,307,936
	Government National Mortgage Association (GNMA):
450,000	5.000%, 30 Year (g)(h)	447,610

		23,770,231

	TOTAL U.S. GOVERNMENT SECTOR (Cost $35,535,355)	36,280,128

SOVEREIGN BONDS — 0.6%
Canada — 0.3%
300,000	Province of Ontario, 3.282% due 3/28/08	299,080

Mexico — 0.3%
300,000	PEMEX Finance Ltd., 9.030% due 2/15/11	350,372

	TOTAL SOVEREIGN BONDS (Cost — $650,652)	649,452

ASSET-BACKED SECURITIES — 3.2%
Auto Loan — 0.8%
925,000	Household Automotive Trust, Series 2000-1,
	Class A3, 1.730% due 12/17/07	920,819

Consumer Finance — 1.2%
725,000	Capital One Master Trust, Series 2000-5, Class A, 5.300% due 6/15/09	756,678
625,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	653,341

		1,410,019

Home Equity Loans — 0.1%
120,595	Residential Asset Security Mortgage, Class A1F, 7.390% due 6/25/28	121,933
109,827	Soundview Home Equity Loan Trust, Series 2000-1,
	Class A1F, 8.640% due 5/25/30	114,251

		236,184

Other Asset Backed — 1.1%
750,000	Atlantic City Electric Transition Funding LLC,
	5.550% due 10/20/23	791,277
448,480	Green Tree Financial Corp., Series 1997-6, Class A8,
	7.070% due 1/15/29	479,378

		1,270,655

	TOTAL ASSET-BACKED SECURITIES (Cost — $3,795,043)	3,837,677

	SUB TOTAL (Cost — $114,535,223)	120,029,950

See Notes to Schedule of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)(continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 14.0%
$16,661,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04;
	Proceeds at maturity — $16,661,856; (Fully collaterlized by various
	U.S. Government Agency Obligations, 0.000% to 8.875%
	due 1/15/05 to 5/15/30; Market value — $16,994,247)(d) (Cost — $16,661,000)	$16,661,000

	TOTAL INVESTMENTS — 114.5% (COST — $131,196,223*)	136,690,950
	Liabilities in Excess of Other Assets — (14.5)%	(17,272,004)

	TOTAL NET ASSETS — 100.0%	$119,418,946

LOANED SECURITIES COLLATERAL
13,949,152	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $13,949,152)	$13,949,152

(a)    Non-income producing security.

(b)    All or a portion of this security is on loan.

(c)    Security is valued in accordance with fair valuation procedures.

(d)    All or a portion of this security is segregated for to-be-announced ("TBA") securities.

(e)    Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)    Security is currently in default.

(g)    Security is traded on a TBA basis.

(h)    Security acquired under mortgage dollar roll agreement.

*      Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule
ADR — American Depository Receipt.
PIERSSM — Preferred Income Equity Redeemable Securities — Servicemark of Lehman Brothers Inc.
QUIPSSM — Quarterly Income Preferred Securities — Servicemark of Goldman, Sachs & Co.

See Notes to Schedule of Investments.

SALOMON BROTHERS INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 98.7%
Australia — 3.6%
9,241	Australia & New Zealand Bank Group Ltd.	$127,297
1,765	National Australia Bank Ltd.	34,488
2,812	The News Corp. (a)	23,237

		185,022

Belgium — 0.8%
1,697	Fortis (a)	40,333

Denmark — 1.0%
975	Novo Nordisk AS	53,367

Finland — 3.0%
2,233	Nokia Oyj, Sponsored ADR	30,723
5,262	Stora Enso Oyj	71,091
2,658	UPM-Kymmene Oyj	50,598

		152,412

France — 12.8%
2,796	BNP Paribas SA	180,541
2,768	Bouygues SA (a)	103,802
1,365	Carrefour SA (a)	64,188
2,179	Credit Agricole SA (a)	59,419
1,299	France Telecom SA (a)	32,357
159	Pinault-Printemps-Redoute SA (a)	14,601
495	Renault SA	40,476
253	Sanofi-Aventis (a)	18,347
241	Schneider Electric SA	15,577
621	Total SA (a)	126,465

		655,773

Germany — 7.6%
825	Altana AG	47,995
861	DaimlerChrysler AG	35,496
690	E.On AG	50,894
1,167	Metro AG	52,067
1,371	RWE AG	65,510
829	Schering AG	52,346
1,135	Siemens AG	83,450

		387,758

Hong Kong — 1.1%
9,000	Henderson Land Development Co. Ltd. (a)	43,049
2,000	Swire Pacific	13,914

		56,963

Ireland — 2.3%
5,196	Allied Irish Banks PLC	86,523
1,174	Bank of Ireland	15,803
781	CRH PLC	18,523

		120,849

Italy — 6.5%
7,690	Eni S.p.A (a)	172,265
7,887	Sanpaolo IMI S.p.A.	89,025
14,382	UniCredito Italiano S.p.A	72,507

		333,797

See Notes to Schedule of Investments.

SALOMON BROTHERS INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Japan — 22.4%
1,000	Bridgestone Group	$18,558
1,300	CANON Inc.	61,110
5	East Japan Railway Co. (a)	25,863
1,000	Fuji Photo Film Co.	32,851
7,000	Fujitsu (a)	40,465
11,000	Hitachi, Ltd. (a)	66,482
1,000	Honda Motor Co. (a)	48,460
1,000	Kao Corp.	22,097
3,000	KOMATSU Ltd. (a)	19,275
2,000	Matsushita Electric Industrial Co., Ltd. (a)	26,698
5,000	Mitsubishi Electronic Corp.	23,731
4	Mitsubishi Tokyo Financial Group, Inc.	33,359
13,000	Mitsui Sumitomo Insurance Co.	107,237
400	Nintendo Co. , Ltd. (a)	48,931
8,000	Nippon Steel Corp.	14,266
4,000	Ricoh Co., Ltd. (a)	75,321
1,500	SANKYO Co., Ltd. (a)	31,716
500	Secom Co., Ltd.	17,378
700	Sony Corp.	23,885
8,000	SUMITOMO CHEMICAL Co., Ltd.	37,896
7,000	SUMITOMO Corp.	52,089
4,000	Sumitomo Electric Industries, Ltd. (a)	35,501
2,300	Takeda Chemical Industries, Ltd. (a)	104,360
2,200	THK Co., Ltd. (a)	36,994
2,000	TOPPAN PRINTING Co., Ltd. (a)	19,620
3,300	Toyota Motor Corp.	126,376

		1,150,519

The Netherlands — 6.2%
1,543	Heineken N.V. (a)	46,444
662	ING Groep N.V.	16,704
3,812	Koninklijke Philips Electronics N.V.	28,543
2,918	Philips Electronics	66,816
3,806	TPG NV	92,962
660	Unilever N.V. (a)	37,962
1,109	VNU N.V.	28,506

		317,937

Singapore — 1.5%
4,000	Oversea-Chinese Banking Corp. Ltd.	33,249
5,682	United Overseas Bank Ltd.	46,218

		79,467

Spain — 1.4%
3,712	Endesa, S.A. (a)	70,662

Sweden — 1.6%
782	Atlas Copco AB, Class B Shares	30,048
6,134	Nordea AB (a)	50,085

		80,133

See Notes to Schedule of Investments.

SALOMON BROTHERS INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Switzerland — 2.9%
2,662	Credit Suisse Group	$85,052
438	Zurich Financial Services Group	62,509

		147,561

United Kingdom — 24.0%
2,272	Astrazeneca PLC	93,129
5,810	BOC Group PLC	92,947
14,521	BP PLC	138,620
2,140	British Sky Broadcast Group PLC	18,560
4,036	Diageo PLC	50,397
3,775	GlaxoSmithKline PLC	81,365
1,183	Gus PLC	19,268
4,157	HBOS PLC	56,121
3,781	InterContinental Hotels Group PLC	43,005
2,382	National Grid Transco PLC	20,099
1,054	Next Group PLC	31,148
4,238	Reed Elsevier PLC	37,197
4,208	Royal Bank of Scotland Group PLC	121,539
7,500	The Sage Group PLC	22,022
2,494	Scottish and Southern Energy PLC	35,159
1,394	Smiths Group PLC	18,719
27,935	Tesco PLC	144,205
2,366	Tomkins PLC	11,347
81,866	Vodafone Group PLC, Sponsored ADR	195,932

		1,230,779

	TOTAL COMMON STOCK (Cost — $4,151,899)	5,063,332

FACE
AMOUNT

REPURCHASE AGREEMENT — 0.8%
$39,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04;
	Proceeds at maturity — $39,002; (Fully collateralized by U.S. Treasury
	Bonds and Notes, 5.375% due 2/15/31; Market value — $43,388)
	(Cost — $39,000)	39,000

	TOTAL INVESTMENTS — 99.5% (Cost — $4,190,899*)	5,102,332
	Other Assets in Excess of Liabilities — 0.5%	26,192

	TOTAL NET ASSETS — 100.0%	$5,128,524

LOANED SECURITIES COLLATERAL
1,198,393	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $1,198,393)	$1,198,393

(a)    All or a portion of this security is on loan. (b) Non income producing security.

*      Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

SALOMON BROTHERS INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

Summary of Investments by Industry*

Financials	27.0%
Consumer Discretionary	14.4
Healthcare	9.4
Industrials	9.4
Energy	8.6
Consumer Staples	7.2
Telecommunication Services	7.1
Information Technology	5.8
Materials	5.6
Utilities	4.7
Repurchase Agreements	0.8

100.0%

*      As a percentage of total investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Schedule of Investments.

SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 100.7%
CONSUMER DISCRETIONARY — 18.4%
Internet & Catalog Retail — 5.3%
9,100	Amazon.Com, Inc. (a)	$371,826

Media — 8.7%
16,600	Time Warner Inc. (a)	267,924
5,000	Viacom Inc., Class B Shares	167,800
8,000	The Walt Disney Co.	180,400

		616,124

Specialty Retail — 4.4%
7,860	The Home Depot, Inc.	308,112

	TOTAL CONSUMER DISCRETIONARY	1,296,062

CONSUMER STAPLES — 10.2%
Beverages — 3.0%
5,300	The Coca-Cola Co.	212,265

Food Products — 2.7%
3,000	Wrigley Co.	189,930

Personal Products — 4.5%
7,600	The Gillette Co.	317,224

	TOTAL CONSUMER STAPLES	719,419

FINANCIALS — 14.6%
Diversified Financials — 6.5%
5,300	Merrill Lynch & Co.	263,516
3,900	Morgan Stanley	192,270

		455,786

Insurance — 8.1%
3,300	American International Group, Inc.	224,367
4	Berkshire Hathaway Inc., Class A Shares (a)	346,600

		570,967

	TOTAL FINANCIALS	1,026,753

HEALTHCARE — 22.8%
Biotechnology — 12.2%
4,830	Amgen Inc. (a)	273,764
4,400	Biogen Idec Inc. (a)	269,148
6,000	Genentech, Inc. (a)	314,520

		857,432

Pharmaceuticals — 10.6%
3,000	Eli Lilly & Co.	180,150
3,650	Johnson & Johnson	205,604
3,760	Merck & Co., Inc.	124,080
7,636	Pfizer Inc.	233,662

		743,496

	TOTAL HEALTHCARE	1,600,928

See Notes to Schedule of Investments.

SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

INDUSTRIALS — 3.0%
Industrial Conglomerates — 3.0%
6,198	General Electric Co.	$208,129

INFORMATION TECHNOLOGY — 31.7%
Communications Equipment — 10.1%
18,400	CIENA Corp. (a)	36,432
9,210	Cisco Systems, Inc. (a)	166,701
7,300	Juniper Networks, Inc. (a)	172,280
24,500	Lucent Technologies Inc. (a)	77,665
14,400	Motorola, Inc.	259,776

		712,854

Computers & Peripherals — 3.7%
7,330	Dell Computer Corp. (a)	260,948

Internet Software & Services — 2.9%
9,100	IAC/InterActiveCorp (a)	200,382

Semiconductor Equipment & Products — 8.7%
11,610	Intel Corp.	232,897
11,000	Texas Instruments Inc.	234,080
5,400	Xilinx, Inc.	145,800

		612,777

Software — 6.3%
9,020	Microsoft Corp.	249,403
4,500	Red Hat, Inc. (a)	55,080
7,600	Veritas Software Corp. (a)	135,280

		439,763

	TOTAL INFORMATION TECHNOLOGY	2,226,724

	TOTAL COMMON STOCK (Cost — $ 7,813,669)	7,078,015

FACE
AMOUNT

REPURCHASE AGREEMENT — 0.1%
$7,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at
	maturity — $7,000; (Fully collateralized by U.S. Treasury Bond, 5.250%
	due 2/15/29; Market value — $10,541)(Cost — $7,000)	7,000

	TOTAL INVESTMENTS — 100.8% (Cost — $7,820,669*)	7,085,015
	Liabilities in Excess of Other Assets — (0.8)%	(58,550)

	TOTAL NET ASSETS — 100.0%	$7,026,465

(a)    Non-income producing security.

*      Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 92.6%
CONSUMER DISCRETIONARY — 10.8%
Distributors — 0.4%
83,000	Beacon Roofing Supply, Inc. (a)(b)	$1,361,200

Hotels, Restaurants & Leisure — 2.9%
126,600	Applebee's International Inc.	3,200,448
73,500	CBRL Group, Inc.	2,651,880
84,800	Station Casinos, Inc. (b)	4,158,592

		10,010,920

Household Durables — 0.5%
56,200	Helen of Troy, Ltd. (a)(b)	1,529,764

Internet & Catalog Retail — 0.1%
13,100	Insight Enterprises, Inc. (a)	220,604

Leisure Equipment & Products — 0.4%
112,000	Marvel Enterprises, Inc. (a)	1,630,720

Media — 1.8%
29,500	Carmike Cinemas, Inc. (b)	1,038,695
102,000	Citadel Broadcasting Co. (a)	1,307,640
29,200	R.H. Donnelley Corp. (a)	1,441,312
322,560	UnitedGlobalCom, Inc., Class A Shares (a)(b)	2,409,523

		6,197,170

Specialty Retail — 3.1%
125,000	CSK Auto Corp. (a)	1,665,000
68,900	Linens 'N Things, Inc. (a)	1,596,413
156,900	The Sports Authority, Inc. (a)(b)	3,640,080
56,100	Tractor Supply Co. (a)	1,763,784
108,300	West Marine, Inc. (a)(b)	2,315,454

		10,980,731

Textiles & Apparel — 1.6%
84,600	Carter's, Inc. (a)	2,342,574
16,700	Kellwood Co.	608,715
77,700	Reebok International Ltd.	2,853,144

		5,804,433

	TOTAL CONSUMER DISCRETIONARY	37,735,542

CONSUMER STAPLES — 1.7%
Food & Drug Retailing — 0.5%
74,900	Performance Food Group Co. (a)(b)	1,775,130

Food Products — 1.2%
139,600	The Hain Celestial Group, Inc. (a)(b)	2,468,128
47,200	Sanderson Farms, Inc. (b)	1,578,840

		4,046,968

	TOTAL CONSUMER STAPLES	5,822,098

ENERGY — 4.9%
Energy Equipment & Services — 2.4%
140,000	Key Energy Services, Inc. (a)	1,547,000
199,400	Pride International, Inc. (a)	3,946,126
112,400	Rowan Cos., Inc. (a)	2,967,360

		8,460,486

See Notes to Schedule of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Oil & Gas — 2.5%
40,000	Forest Oil Corp. (a)	$1,204,800
106,300	Patina Oil & Gas Corp.	3,143,291
221,700	Pioneer Drilling Co. (a)	1,862,280
77,000	Plains Exploration & Production Co. (a)	1,837,220
19,600	Whiting Petroleum Corp. (a)(b)	595,840

		8,643,431

	TOTAL ENERGY	17,103,917

FINANCIALS — 10.2%
Banks — 4.6%
30,500	Banknorth Group, Inc.	1,067,500
14,700	City National Corp.	954,765
90,100	Cullen/Frost Bankers, Inc.	4,186,947
36,000	Downey Financial Corp.	1,978,560
58,200	East-West Bancorp, Inc.	1,954,938
26,300	Investors Financial Services Corp. (b)	1,186,919
25,000	UCBH Holdings, Inc.	976,750
69,300	Westamerica Bancorp.	3,803,877

		16,110,256

Diversified Financials — 0.6%
36,300	Affiliated Managers Group, Inc. (a)(b)(c)	1,943,502

Insurance — 2.0%
22,200	Aspen Insurance Holdings Ltd.	510,822
24,800	Brown & Brown, Inc. (b)	1,133,360
69,000	IPC Holdings, Ltd.	2,622,690
39,600	PartnerRe Ltd.	2,165,724
24,200	Platinum Underwriters Holdings, Ltd.	708,576

		7,141,172

Real Estate — 3.0%
27,100	Alexandria Real Estate Equities, Inc.	1,781,012
145,000	American Financial Realty Trust	2,045,950
52,200	Ashford Hospitality Trust, Inc.	490,680
25,000	Biomed Realty Trust, Inc.	439,750
7,600	Centerpoint Properties Trust	331,208
42,500	Cousins Properties, Inc.	1,458,175
32,000	Gramercy Capital Corp. (a)	499,200
65,000	PS Business Parks, Inc.	2,590,250
35,000	United Dominion Realty Trust, Inc.	694,050

		10,330,275

	TOTAL FINANCIALS	35,525,205

HEALTHCARE — 20.9%
Biotechnology — 10.7%
100,000	AVANIR Pharmaceuticals, Class A Shares (a)(b)	284,000
252,300	Biomarin Pharmaceuticals, Inc. (a)(b)	1,309,437
227,000	Guilford Pharmaceuticals, Inc. (a)(b)	1,135,000
200,000	InterMune Inc. (a)(b)	2,358,000
294,500	Ista Pharmaceuticals Inc. (a)(b)	3,589,955
128,200	Medarex, Inc. (a)	946,116
283,900	NPS Pharmaceuticals, Inc. (a)(b)	6,183,342
575,600	Nektar Therapeutics (a)(b)	8,334,688

See Notes to Schedule of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Biotechnology — 10.7% (continued)
391,100	Transkaryotic Therapies, Inc. (a)(b)	$6,934,203
179,000	United Therapeutics Corp. (a)(b)	6,252,470

		37,327,211

HealthCare Equipment & Supplies — 7.7%
240,000	Advanced Medical Optics, Inc. (a)(b)	9,496,800
200,000	Cytyc Corp. (a)	4,830,000
344,900	DJ Orthopedics, Inc.(a)	6,087,485
70,000	Dade Behring Holdings, Inc. (a)	3,900,260
100,000	Kyphon, Inc. (a)(b)	2,478,000

		26,792,545

HealthCare Providers & Services — 2.0%
60,000	Apria Healthcare Group, Inc. (a)	1,635,000
150,000	PacifiCare Health Systems, Inc. (a)(b)	5,505,000

		7,140,000

Pharmaceuticals — 0.5%
200,000	Isolagen, Inc. (a)(b)	1,890,000

	TOTAL HEALTHCARE	73,149,756

INDUSTRIALS — 5.6%
Commercial Services & Supplies — 1.7%
554,000	ActivCard Corp. (a)	3,401,560
162,800	CSG Systems International Inc. (a)	2,508,748

		5,910,308

Construction & Engineering — 1.2%
105,800	Chicago Bridge & Iron Co. N.V., NY Shares	3,172,942
122,000	KFX, Inc. (a)(b)	940,620

		4,113,562

Machinery — 1.1%
100,000	AGCO Corp. (a)	2,262,000
100,000	Stewart & Stevenson Services, Inc.	1,767,000

		4,029,000

Trading Companies & Distributors — 1.6%
160,000	MSC Industrial Direct Co., Class A Shares	5,452,800

	TOTAL INDUSTRIALS	19,505,670

INFORMATION TECHNOLOGY — 30.0%
Communications Equipment — 7.4%
1,975,800	ADC Telecommunications, Inc. (a)(b)	3,576,198
91,600	Adtran, Inc.	2,077,488
701,400	Arris Group Inc. (a)(b)	3,661,308
106,500	Avocent Corp. (a)	2,772,195
89,600	Emulex Corp. (a)(b)	1,032,192
1,251,400	Enterasys Networks, Inc. (a)	2,002,240
351,000	Foundry Networks, Inc. (a)	3,330,990
210,100	McData Corp., Class A shares (a)(b)	1,056,803
377,900	Tekelec (a)	6,303,372

		25,812,786

See Notes to Schedule of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Computer & Peripherals — 2.1%
263,000	Cray, Inc. (a)(b)	$928,390
326,100	Eletronics for Imaging, Inc. (a)	5,295,864
299,700	Innovex, Inc. (a)(b)	1,219,779

		7,444,033

Electronic Equipment & Instruments — 1.7%
135,900	Benchmark Electronics, Inc. (a)	4,049,820
165,000	Plexus Corp. (a)	1,821,600

		5,871,420

Internet Software & Services — 7.5%
55,000	Digital River, Inc. (a)(b)	1,637,900
280,822	Digitas, Inc. (a)(b)	2,170,754
107,600	Filenet Corp. (a)	1,878,696
295,100	McAfee, Inc. (a)	5,931,510
671,200	Netegrity, Inc. (a)(b)	5,040,712
179,200	Netgear, Inc. (a)(b)	2,189,824
232,700	RADWARE Ltd. (a)(b)	5,119,400
91,100	Watchguard Technologies, Inc. (a)	426,348
95,600	WebEx Communications, Inc. (a)(b)	2,085,992

		26,481,136

IT Consulting & Services — 1.2%
124,700	Ness Technologies, Inc. (a)	1,586,184
98,800	ProQuest Co. (a)(b)	2,539,160

		4,125,344

Semiconductor Equipment & Products — 3.7%
468,500	Adaptec, Inc.(a)(b)	3,560,600
95,600	Integrated Circuit Systems, Inc. (a)(b)	2,055,400
146,200	Trident Microsystems, Inc. (a)(b)	1,472,234
1,925,400	Zarlink Semiconductor, Inc. (a)(b)	5,833,962

		12,922,196

Software — 6.4%
255,950	Activison, Inc.(a)	3,550,027
654,800	Borland Software Corp. (a)(b)	5,467,580
117,200	Informatica Corp. (a)	685,620
175,600	NetIQ Corp. (a)	1,878,920
482,600	Novell, Inc. (a)	3,045,206
165,700	Skillsoft PLC, ADR (a)(b)	1,108,533
91,500	THQ, Inc. (a)(b)	1,780,590
586,900	TIBCO Software, Inc. (a)	4,994,519

		22,510,995

	TOTAL INFORMATION TECHNOLOGY	105,167,910

MATERIALS — 4.5%
Chemicals — 3.1%
47,300	Cytec Industries, Inc.	2,315,335
118,700	Georgia Gulf Corp.	5,292,833
30,000	Minerals Technologies Inc.	1,765,800
33,600	Valspar Corp.	1,568,448

		10,942,416

See Notes to Schedule of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Metal & Mining — 1.4%
91,600	Apex Silver Mines Ltd. (a)(b)	$1,987,720
130,500	Compass Minerals International, Inc. (a)	2,897,100

		4,884,820

	TOTAL MATERIALS	15,827,236

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.1%
541,000	Cincinnati Bell, Inc. (a)	1,888,090
278,800	Citizens Communications Co. (a)	3,733,132
36,000	Commonwealth Telephone Enterprises, Inc. (a)(b)	1,567,800

		7,189,022

Wireless Telecommunication Services — 1.1%
88,600	Nextel Partners, Inc., Class A Shares (a)(b)	1,468,988
52,600	SpectraSite, Inc. (a)	2,445,900

		3,914,888

	TOTAL TELECOMMUNICATION SERVICES	11,103,910

UTILITIES — 0.8%
Gas Utilities — 0.8%
147,000	Southern Union Co. (a)(b)	3,013,500

	TOTAL COMMON STOCK (Cost — $298,233,257)	323,954,744

FACE
AMOUNT

REPURCHASE AGREEMENT — 7.6%
$26,403,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at
	maturity — $26,404,357 (Fully collateralized by various U.S. Government obligations
	and agencies, 0.00% through 8.875%, due 1/15/05 through 5/15/30;
	Market value — $26,931,103) (c)
	(Cost — $26,403,000)	26,403,000

	TOTAL INVESTMENTS — 100.2% (Cost — $324,636,257*)	350,357,744
	Libilities in Excess of Other Assets — (0.2)%	(701,119)

	TOTAL NET ASSETS — 100.0%	$349,656,625

LOANED SECURITIES COLLATERAL

77,503,123	State Street Navigator Lending Trust Prime Portfolio
	(Cost — $77,503,123)	$77,503,123

(a)    Non-income producing security.

(b)    All or a portion of this security is on loan.

(c)    Securities with an aggregate market value of $27,339,950 are segregated as collateral for open futures contracts comm

*      Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1.    Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), Salomon Brothers All Cap Value Fund (“All Cap Value Fund”), Salomon Brothers Balanced Fund (“Balanced Fund”), Salomon Brothers International Equity Fund (“International Equity Fund”), Salomon Brothers Large Cap Growth Fund (“Large Cap Growth Fund”) and Salomon Brothers Small Cap Growth Fund (“Small Cap Growth Fund”), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland.

The following is a summary of significant accounting policies consistently followed by the Funds and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities, including options and futures contracts, listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost, which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they are valued at current market value, until the 60th day prior to maturity, and are then valued on an amortized cost basis.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Balanced Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is recorded as interest income at the time of the transaction and any gain or loss on the roll is deferred until disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(g) Investment Transaction. Investment transactions are recorded as of the trade date.

(h) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Notes to Schedule of Investments (unaudited)(continued)

Note 2.      Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

All Cap Value Fund	$1,566,087	$(768,862)	$797,225
Balanced Fund	11,362,941	(5,868,214)	5,494,727
International Equity Fund	988,677	(77,244)	911,433
Large Cap Growth Fund	267,486	(1,003,140)	(735,654)
Small Cap Growth Fund	53,373,476	(27,651,989)	25,721,487

At September 30, 2004, Small Cap Growth Fund had the following open future contracts:

	# of	Expiration		Market	Unrealized
	Contracts	Date	Basis Value	Value	Gain

Contracts to Buy
Russell 2000 Index	26	12/04	$7,408,206	$7,462,000	$53,794

At September 30, 2004, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:
Value

All Cap Value Fund	$538,338
Balanced Fund	13,623,596
International Equity Fund	1,143,364
Small Cap Growth Fund	75,380,680

At September 30, 2004, the Funds listed below received cash collateral, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral was as follows:

Amount

All Cap Value Fund	$560,075
Balanced Fund	13,949,152
International Equity Fund	1,198,393
Small Cap Growth Fund	77,503,123

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

       Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds Inc.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 24, 2004